Revenue - Additional Information (Details)	12 Months Ended
Dec. 31, 2018 obligation segment
Disaggregation of Revenue [Line Items]
Number of operating segments	1
Number of reportable segments	1
Other value added services
Disaggregation of Revenue [Line Items]
Number of performance obligations | obligation	1